Selected Statements of Income Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial income:
Interest on bank deposits and other	$ 203	$ 156	$ 8
Foreign currency translation differences	196	18	811
Interest on marketable securities	1,052	260
Total financial income	1,451	434	819
Financial expenses:
Bank charges	(277)	(160)	(166)
Foreign currency translation differences	(674)	(495)	(668)
Amortization of premium and accretion of discount on available-for-sale marketable securities	(454)	(113)
Total financial expense (income):	$ (46)	$ 334	$ 15